Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current tax provision (benefit)
Total current tax provision	$ (928,155)	$ 2,235,051	$ (4,135,371)
Deferred tax provision (benefit)
Total deferred tax provision	(955,082)	(1,778,277)	4,849,771
Income tax provisions (benefit)	(1,883,237)	456,774	714,400
Japan [Member]
Current tax provision (benefit)
Total current tax provision	(1,372,374)	2,229,231	(4,277,929)
Deferred tax provision (benefit)
Total deferred tax provision	(845,592)	(1,778,320)	4,849,771
Hong Kong [Member]
Current tax provision (benefit)
Total current tax provision	384,822
Deferred tax provision (benefit)
Total deferred tax provision	(30,278)
PRC [Member]
Current tax provision (benefit)
Total current tax provision	9,271	5,820	142,558
Deferred tax provision (benefit)
Total deferred tax provision
Malaysia [Member]
Current tax provision (benefit)
Total current tax provision
Deferred tax provision (benefit)
Total deferred tax provision	(22)	43
United States [Member]
Current tax provision (benefit)
Total current tax provision	38,492
Deferred tax provision (benefit)
Total deferred tax provision	(45,534)
Canada [Member]
Current tax provision (benefit)
Total current tax provision	11,634
Deferred tax provision (benefit)
Total deferred tax provision	$ (33,656)